Financial Assets Held-for-Trading (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets held-for-trading	$ 1,872,355	$ 1,745,366
Financial Assets Held-for-Trading
Disclosure of financial assets [line items]
Financial assets held-for-trading	1,872,355	1,745,366
Financial Assets Held-for-Trading | Central Bank bonds | Other instruments issued by the Chilean Government and Central Bank
Disclosure of financial assets [line items]
Financial assets held-for-trading	16,490	24,906
Financial Assets Held-for-Trading | Central Bank promissory notes | Other instruments issued by the Chilean Government and Central Bank
Disclosure of financial assets [line items]
Financial assets held-for-trading	1,008,035	1,410,080
Financial Assets Held-for-Trading | Other instruments issued by the Chilean Government and Central Bank | Other instruments issued by the Chilean Government and Central Bank
Disclosure of financial assets [line items]
Financial assets held-for-trading	99,164	88,486
Financial Assets Held-for-Trading | Other instruments issued by the Chilean Government and Central Bank | Other instruments issued in Chile
Disclosure of financial assets [line items]
Financial assets held-for-trading	3,272	1,664
Financial Assets Held-for-Trading | Other instruments issued by the Chilean Government and Central Bank | Instruments issued by foreign institutions
Disclosure of financial assets [line items]
Financial assets held-for-trading		4,446
Financial Assets Held-for-Trading | Bonds from other domestic companies | Other instruments issued in Chile
Disclosure of financial assets [line items]
Financial assets held-for-trading	1,556	7,532
Financial Assets Held-for-Trading | Bonds from domestic banks | Other instruments issued in Chile
Disclosure of financial assets [line items]
Financial assets held-for-trading	55,094	20,186
Financial Assets Held-for-Trading | Deposits in domestic banks | Other instruments issued in Chile
Disclosure of financial assets [line items]
Financial assets held-for-trading	315,415	100,225
Financial Assets Held-for-Trading | Funds managed by related companies | Mutual fund investments
Disclosure of financial assets [line items]
Financial assets held-for-trading	373,329	87,841
Financial Assets Held-for-Trading | Funds managed by third-party | Mutual fund investments
Disclosure of financial assets [line items]
Financial assets held-for-trading